Intangible assets, net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 11 – Intangible assets, net

	December 31, 2018	December 31, 2017

Software	$25,619	$23,292
Electronic vehicle registered license (Note 4)	13,690,078	13,907,238
Land use rights*	303,232	308,042
Patents**	4,539,000	4,611,000
Subtotal	18,557,929	18,849,572
Less: Accumulated amortization	(3,289,867)	(2,873,428)
Intangible assets, net	$15,268,062	$15,976,144

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2018, and 2017, land use rights with net book value of $1,521,993 (among which $211,252 from continuing operations and $1,310,741 from discontinued operations) and $1,585,794 (among which $220,764 from continuing operations and $1,365,030 from discontinued operations), respectively, were pledged as collateral for bank loans. The land use rights are amortized over
50
years and the software is amortized over
5
years. Amortization expense for intangible assets totaled $602,959, $201,647 and $39,659 for the years ended December 31, 2018, 2017 and 2016, respectively, among which
$443,318, $201,647 and $6,842
were for continuing operations.

**
Patents on specialty electric vehicles resulted from the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors) (Note 4).